Organization and Business (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
License and Services Revenue	$ 600,000
Deficit accumulated during the development stage	357,611,780	347,744,756
Working Capital Deficiency	$ 8,100,000